UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22553
Investment Company Act file number

Miller/Howard High Income Equity Fund
(Exact name of registrant as specified in charter)

324 Upper Byrdcliffe Road
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
324 Upper Byrdcliffe Road
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	January 31, 2015
Common Stock - 92.8%	Shares	Fair Value
Banks - 1.9%
PacWest Bancorp	104,672	$4,475,251

Capital Markets - 9.9%
Ares Capital Corporation (1)	453,373	7,548,660
The Blackstone Group L.P.(1)	226,797	8,468,600
Golub Capital BDC, Inc.	131,803	2,351,366
Hercules Technology Growth Capital, Inc.	158,540	2,381,271
Main Street Capital Corporation	54,823	1,589,319
Triangle Capital Corporation	76,163	1,596,376
		23,935,592
Communications Equipment - 1.3%
Cisco Systems, Inc.	123,512	3,256,394

Diversified Financial Services - 1.1%
CME Group Inc.	30,642	2,613,763

Diversified Telecommunication - 5.7%
AT&T Inc.(1)	140,341	4,620,026
BCE Inc. (Canada)	102,106	4,691,771
Verizon Communications Inc.(1)	95,132	4,348,484
		13,660,281
Electric Utilities - 4.1%
FirstEnergy Corp.	128,494	5,182,163
PPL Corporation	134,851	4,787,211
		9,969,374
Food & Staples Retailing - 2.3%
Costco Wholesale Corporation	38,919	5,565,028

Food Products - 3.5%
Pilgrim’s Pride Corporation	310,480	8,429,532

Hotels Restaurants & Leisure - 0.8%
Churchill Downs Incorporated	20,000	1,899,800

Independent Conglomerates - 1.8%
General Electric Company(1)	182,853	4,368,358

	January 31, 2015
	Shares	Fair Value
Independent Power and Renewable - 2.1%
Pattern Energy Group Inc.	174,871	5,109,731

Internet & Catalog Retail - 2.3%
HSN, Inc.	73,021	5,654,746

Marine - 0.9%
Seaspan Corporation (Marshall Islands)	120,306	2,152,274

Media - 1.9%
Regal Entertainment Group	219,548	4,645,636

Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	202,529	4,676,395

Oil, Gas & Consumable Fuels - 13.4%
Baytex Energy Corp. (Canada)	93,182	1,457,366
Golar LNG LTD. (Bermuda)	134,726	3,820,829
Kinder Morgan, Inc.(2)	282,599	11,600,689
LinnCo LLC	120,217	1,241,842
Total S.A. ADR(1)	91,773	4,727,227
Williams Companies, Inc.(1)	214,611	9,412,838
		32,260,791
Pharmaceuticals - 4.0%
GlaxoSmithKline plc ADR	109,529	4,819,276
Novartis AG ADR	49,377	4,809,320
		9,628,596
Real Estate Investment Trusts - 18.6%

Corrections Corporation of America(1)	193,374	7,603,466
Digital Realty Trust, Inc.	71,164	5,190,702
The Geo Group, Inc.(1)	176,645	7,687,590
HCP, Inc.(1)	104,787	4,955,377
Lamar Advertising Company	91,968	5,152,047
NorthStar Realty Finance Corp(1)	401,474	7,591,873
Omega Healthcare Investors, Inc.	153,696	6,741,107
		44,922,162
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corporation	111,600	6,860,052
STMicroelectronics N.V. ADR	277,016	2,299,233
		9,159,285

Specialty Retail - 1.9%
The Buckle, Inc.	90,599	4,601,523

	January 31, 2015
	Shares	Fair Value
Technology Hardware, Storage & Peripherals - 1.7%
Seagate Technology plc (Ireland)	72,173	4,073,444

Textiles Apparel & Luxury Goods - 2.9%
Coach, Inc.	190,084	7,069,224

Trading Companies & Distributors - 1.9%
TAL International Group, Inc.	111,625	4,537,556

Transportation Infrastructure - 3.1%
Macquarie Infrastructure Company LLC(1)	104,717	7,483,077

Total Common Stock (Cost $233,905,720)		224,147,813

Master Limited Partnerships - 16.9%
Gas Utilities - 1.2%
AmeriGas Partners, LP	55,882	2,870,658

Metals & Mining - 2.2%
Hi-Crush Partners LP	161,890	5,282,471

Oil, Gas & Consumable Fuels - 13.5%
Energy Transfer Partners, L.P.	97,272	5,972,501
EV Energy Partners, LP	241,634	3,387,709
MarkWest Energy Partners, L.P.	59,311	3,495,197
ONEOK Partners, L.P.	97,516	4,031,311
Regency Energy Partners LP	176,602	4,531,607
Targa Resources Partners LP	119,310	5,374,916
Williams Partners L.P.	137,084	5,813,732
		32,606,973

Total Master Limited Partnerships (Cost $47,844,440)		40,760,102

Short-Term Investment - 10.9%
Investment Company - 10.9%
Fidelity Institutional Money Market Portfolio - Class I, 0.07%(3) (Cost $26,226,632)	26,226,632	26,226,632

Total Investments - 120.6% (Cost $307,976,792)		291,134,547
Total Value of Options Written (Premiums received $151,352) - (0.1%)		(147,290)
Other Assets and Liabilities - (20.5%)		(49,573,319)
Total Net Assets Applicable to Common Stockholders - 100.0%		$241,413,938

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)
All or a portion of this security has been pledged as collateral in connection with the Fund’s committed facility agreement. As of January 31, 2015, the total value of securities pledged as collateral for the committed facility agreement was $75,756,946.

(2)	All or a portion of the security represents collateral for outstanding put option contracts written.
(3)	Rate indicated is the current yield as of January 31, 2015.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
January 31, 2015

Put Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Cisco Systems Inc.	March 2015	$25.00	892	$(45,492)
Coach Inc.	February 2015	35.00	221	(7,735)
Markwest Energy Partners LP	February 2015	52.50	231	(13,860)
Markwest Energy Partners LP	March 2015	52.50	265	(41,737)
Verison Communications Inc.	March 2015	45.00	269	(24,210)
Williams Cos Inc.	February 2015	40.00	297	(14,256)

Total Value of Call Options Written (Premiums received $151,352)				$(147,290)

Income Taxes
The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$307,825,440
Gross unrealized appreciation	5,070,197
Gross unrealized depreciation	(21,908,380)
Net unrealized depreciation	$(16,838,183)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Fair Value Measurements
Various inputs are used in determining the fair value of the Fund’s investments and financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy as of January 31, 2015. These assets are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$224,147,813	$—	$—	$224,147,813
Master Limited Partnerships(a)	40,760,102	—	—	40,760,102
Short-Term Investment(b)	26,226,632	—	—	26,226,632
Total Assets	$291,134,547	$—	$—	$291,134,547
Liabilities
Written Option Contracts	$105,553	$41,737	$—	$147,290
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period. There were no transfers between any levels during the period ended January 31, 2015.

Derivative Financial Instruments
The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund intends to engage in an options writing strategy consisting principally of writing put options on securities already held in its portfolio or securities that are candidates for inclusion in its portfolio. This strategy is designed to provide the Fund with the potential to acquire securities that the Investment Adviser is interested in acquiring for the Fund at attractive valuations while earning put premium income as a means to enhance distributions payable to the Fund’s shareholders. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. Options are settled for cash.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a written call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a written put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in written options contracts for the period ended January 31, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 24, 2014	—	$—
Options written	2,175	151,352
Options covered	—	—
Options expired	—	—
Options exercised	—	—
Outstanding at January 31, 2015	2,175	$151,352

The average monthly fair value of written options during the period ended January 31, 2015 was $49,097.

The effect of derivative instruments on the Statement of Assets and Liabilities as of January 31, 2015:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Equity Contracts	Options written, at fair value	$147,290

The effect of derivative instruments on the Statement of Operations for the period ended January 31, 2015:

Amount of Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Written Options	Total
Equity Contracts	$4,062	$4,062

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Miller/Howard High Income Equity Fund

By (Signature and Title)	/s/ Lowell G. Miller
Lowell G. Miller, President and Chief Executive Officer

Date	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lowell G. Miller
Lowell G. Miller, President and Chief Executive Officer

Date	March 23, 2015

By (Signature and Title)	/s/ Helen Hamada
Helen Hamada, Chief Financial Officer

Date	March 24, 2015